C17 Post-employment benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C17 Post-employment benefits

C17    Post-employment benefits

Ericsson sponsors a number of post-employment benefit plans throughout the Company, which are in line with market practice in each country. The year 2017 was characterized by a decrease in discount rates in most plans. In total, financial assumption changes resulted in actuarial losses on defined benefit obligations of SEK 2.1 billion. The development of plan assets was greater than expected resulting in actuarial gains of SEK 2.4 billion.

Swedish plans

Sweden has both defined benefit and defined contribution plans based on collective agreement between the parties in the Swedish labor market:

•	A defined benefit plan, known as ITP 2 (occupational pension for salaried employees in manufacturing industries and trade), complemented by a defined contribution plan, known as ITPK (supplementary retirement benefits). This is a final salary-based plan.

•	A defined contribution plan, known as ITP 1, for employees born in 1979 or later.

•	A defined contribution plan ITP 1 or alternative ITP, for employees earning more than 10 income base amount and who have opted out of the defined benefit plan ITP 2, where rules are set by the Company and approved by each employee selected to participate.

The Company has by far most of its Swedish pension liabilities under defined benefit plans which are funded to 53% (55%) through Ericsson Pensionsstiftelse (a Swedish Pension Foundation). The Pensionsstiftelse covers the liability up to the value of the defined benefit obligation based on Swedish GAAP calculations. There are no funding requirements for the Swedish plans. The disability and survivors’ pension part of the ITP-plan is secured through an insurance solution with the company Alecta, see section about Multi-employer plans.

The benefit payments are made by the Company since the liability is growing and the necessary surplus therefore is not yet reached. For the unfunded plans the Company meets the payment obligation when it falls due. The responsibility for governance of the plans and the plan assets lies with the Company and the Pensionsstiftelse. The Swedish Pensionsstiftelse is managed on the basis of a capital preservation strategy and the risk profile is set accordingly. Traditional asset-liability matching (ALM) studies are undertaken on a regular basis to allocate within different asset classes.

The plans are exposed to various risks, e.g., a sudden decrease in the bond yields, which would lead to an increase in the plan liability. A sudden instability in the financial market might also lead to a decrease in fair value of plan assets held by the Pensionsstiftelse, as the holdings of plan assets partly are exposed to equity markets; however, this may be partly offset by higher values in fixed income holdings. Swedish plans are linked to inflation and higher inflation will most likely lead to a higher liability. For the time being, inflation is a low risk factor to the Swedish plans as actual rate of inflation has not reached the ceiling target set by the Central Bank of Sweden.

Multi-employer plans

As before, the Company has secured the disability and survivors’ pension part of the ITP Plan through an insurance solution with the insurance company Alecta. Although this part of the plan is classified as a multi-employer defined benefit plan, it is not possible to get sufficient information to apply defined benefit accounting, as for most of the accrued pension benefits in Alecta, information is missing on the allocation of earnings process between employers. Full vesting is instead registered on the last employer. Alecta is not able to calculate a breakdown of assets and provisions for each respective employer, and therefore, the disability and survivors’ pension portion of the ITP Plan has been accounted for as a defined contribution plan.

Alecta has a collective funding ratio which acts as a buffer for its insurance commitments to protect against fluctuations in investment return and insurance risks. Alecta’s target ratio is 140% and reflects the fair value of Alecta’s plan assets as a percentage of plan commitments, then measured in accordance with Alecta’s actuarial assumptions, which are different from those in IAS 19R. Alecta’s collective funding ratio was 154% (149%) as of December 31, 2017. The Company’s share of Alecta’s saving premiums is 0.5%; the total share of active members in Alecta are 2.0%. The expected contribution to the plan is SEK 94 million for 2018.

Contingent liabilities / Assets pledged as collateral

Contingent liabilities include the Company’s mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensionsgaranti has consumed all of its assets, and it amounts to a maximum of 2% of the Company’s pension liability in Sweden. The Company has a pledged business mortgage of SEK 4.5 billion to PRI Pensionsgaranti.

US plans

The Company operates both defined contribution and defined benefit pension plans in the US, which are a combination of final salary pension plans and contribution-based arrangements. The final salary pension plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. Retirees generally do not receive inflationary increases once in payment.

The other type of plan is a contribution-based pension plan, which provides a benefit determined using a “cash balance” approach. The balance is credited monthly with interest credits and contribution credits, based on a combination of current year salary and length of service.

The majority of benefit payments are from trustee-administered funds; however, there are also a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. In the US, the Company’s policy is at least to meet or exceed the funding requirements of federal regulations. The funded level in the US Pension Plan is above the point at which minimum funding would be required for fiscal year 2017.

Plan assets held in trusts are governed by local regulations and practice, as is the nature of the relationship between the Company and the trustees (or equivalent) and their composition. Responsibility for governance of the plans – including investment decisions and contribution schedules – lies with the Plan Administrative Committee (PAC). The PAC is composed of representatives from the Company.

The Company’s plans are exposed to various risks associated with pension plans, i.e., a sudden decrease in bond yields would lead to an increase in the present value of the defined benefit obligation. A sudden instability in the financial markets might also lead to a decrease in the fair value of plan assets held by the trust. Pension benefits in the US are not linked to inflation; however, higher inflation poses the risk of increased final salaries being used to determine benefits for active employees. There is also a risk that the duration of payments to retirees will exceed the life expectancy in mortality tables.

UK plans

The Company operates both defined benefit and defined contribution plans in the UK. Most defined benefit plans in the UK are closed to future pension accrual.

The defined benefit plans provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided is defined by the Trust Deed & Rules and depends on members’ length of service and their salary. Pensions in payment are generally updated in line with the UK retail price index, subject to caps defined by the rules.

The plans’ assets are held in trusts and are invested in a diverse range of assets. The plans are governed by local regulations and responsibility for the governance of the plans lies with the Trustee Directors, who are appointed by the Company from its employees and from the plans’ members. Independent professional trustees sit on a number of the Boards.

The plans remain exposed to various risks associated with defined benefit plans, e.g. a decrease in bond yields or increase in inflation would lead to an increase in the present value of the defined benefit obligation. Alternatively, the duration of payments to retirees could exceed the life expectancy assumed in the current mortality tables leading to an increase in liabilities. A sudden instability in the financial markets might also lead to a decrease in the fair value of the plans’ assets. The Company and Trustees’ aim is to reduce the plans’ exposure to the key risks over time.

Other plans

The Company also sponsors plans in other countries. The main plans are in Brazil and Ireland. The plan in Brazil is a pension plan wholly funded with a net surplus of assets. The plan in Ireland is a final salary pension plan and is partly funded. The plans are managed by corporate trustees with directors appointed partly by the local company and partly by the plan members. The trustees are independent from the local company and subject to the specific country’s pension laws.

Amount recognized in the Consolidated balance sheet

Amount recognized in the Consolidated balance sheet

	Sweden	US	UK	Other	Total
2017
Defined benefit obligation (DBO)	41,166	21,005	13,246	12,228	87,645
Fair value of plan assets	21,938	20,402	14,599	8,000	64,939

Deficit/surplus (+/–)	19,228	603	–1,353	4,228	22,706
Plans with net surplus, excluding asset ceiling 1)	—	83	1,685	535	2,303

Provision for post-employment benefits 2)	19,228	686	332	4,763	25,009
2016
Defined benefit obligation (DBO)	38,202	22,710	14,088	12,175	87,175
Fair value of plan assets	20,956	21,545	14,061	7,923	64,485

Deficit/surplus (+/–)	17,246	1,165	27	4,252	22,690
Plans with net surplus, excluding asset ceiling 1)	—	—	481	552	1,033

Provision for post-employment benefits 2)	17,246	1,165	508	4,804	23,723

1)	Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current: see Note C12, “Financial assets.” The asset ceiling decreased during the year by SEK 30 million from SEK 484 million in 2016 to SEK 454 million in 2017.
2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Total pension cost recognized in the Consolidated income statement

The costs for post-employment benefits within the Company are distributed between defined contribution plans and defined benefit plans, with a trend toward defined contribution plans.

Pension costs for defined contribution plans and defined benefit plans

	Sweden	US	UK	Other	Total
2017
Pension cost for defined contribution plans	1,096	473	173	1,228	2,970
Pension cost for defined benefit plans	1,824	168	38	592	2,622

Total	2,920	641	211	1,820	5,592
Total pension cost expressed as a percentage of wages and salaries					9.5%
2016
Pension cost for defined contribution plans	1,061	687	185	1,287	3,220
Pension cost for defined benefit plans	1,314	167	38	595	2,114

Total	2,375	854	223	1,882	5,334
Total pension cost expressed as a percentage of wages and salaries					8.9%
2015
Pension cost for defined contribution plans	1,136	729	136	1,239	3,240
Pension cost for defined benefit plans	1,806	81	57	609	2,553

Total	2,942	810	193	1,848	5,793
Total pension cost expressed as a percentage of wages and salaries					9.5%

Change in the net defined benefit obligation

Change in the net defined benefit obligation

	Present value of obligation 20172)	Fair value of plan assets 2017	Total 2017		Present value of obligation 20162)	Fair value of plan assets 2016	Total 2016
Opening balance	87,175	–64,485	22,690		78,141	–58,178	19,963
Reclassification	—	—	—		104	–104	—
Included in the income statement
Current service cost	1,793	—	1,793		1,853	—	1,853
Past service cost and gains and losses on settlements	296	—	296		–182	—	–182
Interest cost/income (+/–)	2,198	–1,892	306		2,451	–2,176	275
Taxes and administrative expenses	143	45	188		53	49	102
Other	–13	2	–11		–16	2	–14

	4,417	–1,845	2,572	3)	4,159	–2,125	2,034	3)
Remeasurements
Return on plan assets excluding amounts in interest expense/income	—	–2,438	–2,438		—	–4,280	–4,280
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	–396	—	–396		–405	—	–405
Actuarial gains/losses (–/+) arising from changes in financial assumptions	2,110	—	2,110		8,255	—	8,255
Experience-based gains/losses (–/+)	–219	—	–219		–1,550	—	–1,550

	1,495	–2,438	–943		6,300	–4,280	2,020
Other changes
Translation difference	–2,275	2,262	–12		1,002	–834	168
Contributions and payments from:
Employers 1)	–880	–583	–1,463		–902	–562	–1,464
Plan participants	27	–23	4		28	–22	6
Payments from plans:
Benefit payments	–2,173	2,173	—		–1,568	1,568	—
Settlements	–141	—	–141		—	—	—
Business combinations and divestments	—	—	—		–89	52	–37

Closing balance	87,645	–64,939	22,706		87,175	–64,485	22,690

1)	The expected contribution to the plans is SEK 1,364 million during 2018.
2)	The weighted average duration of DBO is 20.1 years.
3)	Excluding the impact of the asset ceiling of SEK 50 million in 2017 and SEK 80 million in 2016.

Present value of the defined benefit obligation

	Sweden	US	UK	Other	Total
2017
DBO, closing balance	41,166	21,005	13,246	12,228	87,645
Of which partially or fully funded	40,665	20,319	13,246	9,465	83,695
Of which unfunded	501	686	—	2,763	3,950
2016
DBO, closing balance	38,202	22,710	14,088	12,175	87,175
Of which partially or fully funded	37,679	21,956	14,088	9,361	83,084
Of which unfunded	523	754	—	2,814	4,091

Asset allocation by asset type and geography

	Sweden	US	UK	Other	Total	Of which unquoted
2017
Cash and cash equivalents	3,124	382	834	88	4,428	0%
Equity securities	4,079	795	3,116	2,432	10,422	16%
Debt securities	8,663	17,650	9,331	3,494	39,138	68%
Real estate	4,269	—	244	212	4,725	100%
Investment funds	1,803	1,478	160	208	3,649	66%
Assets held by insurance company	—	—	—	1,200	1,200	100%
Other	—	97	914	366	1,377	41%

Total	21,938	20,402	14,599	8,000	64,939
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—
2016
Cash and cash equivalents	1,819	414	420	373	3,026	14%
Equity securities	3,983	692	2,526	1,669	8,870	19%
Debt securities	8,791	18,286	10,010	3,888	40,975	70%
Real estate	4,093	—	132	198	4,423	100%
Investment funds	2,270	1,505	270	206	4,251	65%
Assets held by insurance company	—	—	—	1,125	1,125	100%
Other	—	648	703	464	1,815	69%

Total	20,956	21,545	14,061	7,923	64,485
Of which real estate occupied by the Company	—	—	—	—	—
Of which securities issued by the Company	—	—	—	—	—

Actuarial assumptions

Financial and demographic actuarial assumptions 1)

	2017	2016
Financial assumptions
Discount rate, Sweden	1.6%	1.8%
Discount rate, US	3.7%	4.1%
Discount rate, UK	2.6%	2.7%
Discount rate, weighted average of Total	2.5%	2.8%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23	23

1)	Weighted average for the Group for disclosure purposes only. Country-specific assumptions were used for each actuarial calculation.

Actuarial assumptions are assessed on a quarterly basis. See also Note C1, “Significant accounting policies” and Note C2, “Critical accounting estimates and judgments.”

Sweden

The defined benefit obligation (DBO) has been calculated using a discount rate based on the yields of Swedish government bonds. IAS 19 Employee Benefits prescribes that if there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied for the pension liability calculation. As of December 31, 2017, the discount rate applied in Sweden was 1.6% compared to 1.8% as of December 31, 2016. If the discount rate had been based on Swedish covered bonds, the discount rate would have been 2.8% as of December 31, 2017 and 3.1% as of December 31, 2016. If these discount rates based on Swedish covered bonds had been applied for the pension liability calculation, the DBO would have been approximately SEK 9 billion lower as of both December 31, 2017 and December 31, 2016.

US and UK

The defined benefit obligation has been calculated using a discount rate based on yields of high-quality corporate bonds, where “high-quality” has been defined as a rating of AA and above.

Total remeasurements in Other comprehensive income (loss) related to post-employment benefits

	2017	2016
Actuarial gains and losses (+/–)	1,210	–1,955
The effect of asset ceiling	27	254
Swedish special payroll taxes1)	–267	–65

Total	970	–1,766

1)	Swedish payroll taxes are included in recognized gain/loss during the year in OCI.

Sensitivity analysis of significant actuarial assumptions

SEK billion	2017	2016
Impact on the DBO of an increase in the discount rate
Discount rate, Sweden +0.5%	–4.5	–4.3
Discount rate, US +0.5%	–1.1	–1.3
Discount rate, UK +0.5%	–1.5	–1.7
Discount rate, weighted average of Total +0.5%	–8.1	–8.3
Impact on the DBO of an decrease in the discount rate
Discount rate, Sweden –0.5%	+5.2	+5.0
Discount rate, US –0.5%	+1.2	+1.3
Discount rate, UK –0.5%	+1.8	+1.9
Discount rate, weighted average of Total –0.5%	+9.3	+9.4